INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible assets

The following table summarizes the components of acquired intangible asset balances as of:

	December 31,	December 31,
	2020	2019
Patents	$1,347,307	$1,115,004
Licensed software	5,610,459	6,067,218
Software development costs	9,412,638	1,080,020
Less: accumulated amortization	(2,117,829)	(1,503,926)
Intangible assets, net	$14,252,575	$6,758,316

Schedule of estimated amortization

The estimated amortization is as follows:

For the year ended December 31	Estimated amortization expense
2021	$1,634,512
2022	1,634,512
2023	1,634,512
2024	1,634,512
2025	1,634,512
Thereafter	6,080,015
Total	$14,252,575